GOODWILL AND INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in the carrying amount of goodwill
Balance, beginning of year	$ 116,830	$ 117,651	$ 117,651	$ 115,907
Foreign currency translation adjustment			(821)	1,744
Balance, end of year	118,213		116,830	117,651	115,907
Company's intangible asset and related accumulated amortization for its software
Software			24,076	23,103
Accumulated amortization			(20,817)	(19,730)
Software, net	2,650		3,259	3,373
Amortization expense	763	848	1,106	1,273	1,026
Estimated annual amortization expense
2012			963
2013			775
2014			450
2015			265
2016			$ 118